NOTES PAYABLE, BANK OVERDRAFTS AND LONG-TERM DEBT - Narrative (Details) - USD ($)		1 Months Ended	9 Months Ended
	Mar. 29, 2021	Apr. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Aug. 03, 2021	Mar. 26, 2021
Line of Credit
Debt Instrument [Line Items]
Current borrowing capacity			$ 344,900,000	$ 271,000,000.0
Line of Credit | Subsidiaries
Debt Instrument [Line Items]
Maximum borrowing capacity			229,900,000	250,600,000
Current borrowing capacity			145,200,000	212,000,000.0
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 600,000,000
Debt outstanding			$ 240,089,000	312,017,000
Line of Credit | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Interest rate benchmark (minimum)			0.00%
Line of Credit | Revolving Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread			1.00%
Line of Credit | Revolving Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread			2.75%
Line of Credit | Revolving Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread			0.00%
Line of Credit | Revolving Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread			1.75%
Line of Credit | Revolving Credit Facility | Total Produce
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 500,000,000
Proceeds from revolving credit facility	$ 500,000,000
Temporary deposit	$ 232,000,000
Repayment of revolving credit facility		$ 232,000,000
Revolving credit facility drawn amount		$ 268,000,000
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Revolving credit facility drawn amount			$ 15,000,000.0	17,000,000.0
Loans Payable | Term Loan B
Debt Instrument [Line Items]
Maximum borrowing capacity					540,000,000
Periodic principal payment			$ 1,400,000
Loans Payable | Term Loan B | LIBOR
Debt Instrument [Line Items]
Interest rate benchmark (minimum)			0.00%
Loans Payable | Term Loan B | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread			2.00%
Loans Payable | Term Loan B | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread			2.25%
Loans Payable | Term Loan B | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread			1.00%
Loans Payable | Term Loan B | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread			1.25%
Loans Payable | Term Loan A
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 300,000,000
Periodic principal payment			$ 1,900,000
Loans Payable | Term Loan A | LIBOR
Debt Instrument [Line Items]
Interest rate benchmark (minimum)			0.00%
Loans Payable | Term Loan A | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread			1.00%
Loans Payable | Term Loan A | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread			2.75%
Loans Payable | Term Loan A | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread			0.00%
Loans Payable | Term Loan A | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread			1.75%
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Debt outstanding			$ 827,100,000	$ 836,775,000
Loans Payable | Total Produce | Term Loan B
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 940,000,000